Basis of Preparation	12 Months Ended
Dec. 31, 2024
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation
The consolidated financial statements of KEPCO and its subsidiaries (the “Company”) were approved by the Board of Directors of KEPCO on February 28, 2025 and authorized on April 11, 2025 for the purpose of Form
20-F
filing with the Securities and Exchange Commission.

(1)	Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

(2)	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

✓	financial assets at fair value through profit or loss;

✓	financial assets at fair value through other comprehensive income or loss;

✓	derivative financial instruments are measured at fair value; or

✓	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets.

(3)	Functional and presentation currency
These consolidated financial statements are presented in Korean won (presented as “￦”, “won” or “KRW”), which is also the functional currency of KEPCO and most of the significant operating subsidiaries.

(4)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Meanwhile, the Company considers climate-related risks resulting from climate change and the establishment of a global greenhouse gas reduction implementation system in its estimates and assumptions. Climate-related risks increase the uncertainty of the estimates and assumptions considered in various items of the financial statements, and the Company carefully monitors climate-related changes and developments, such as new climate-related legislation, even if it does not have a material impact on current measurements.
The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, intangible assets other than goodwill and estimations on provision for decommissioning costs
The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.
The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax
The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be different if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.
If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.
When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities
The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue
Electricity delivered but neither metered nor billed is estimated at the reporting date based on the volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized as of December 31, 2023 and 2024 are ￦2,504,479 million and ￦2,492,898 million, respectively.

(vi)	Construction contracts
The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Costs incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however, it can also be affected by uncertainties resulting from unexpected future events.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

✓	Note 17 – Investments in Associates and Joint Ventures

✓	Note 18 – Property, Plant and Equipment

✓	Note 20 – Construction Contracts

✓	Note 45 – Risk Management
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

✓	Note 25 – Employment Benefits

✓	Note 41 – Income Taxes

(5)	Changes in accounting policies
Changes in accounting standards effective from January 1, 2024 are as follows. The Company believes that these amendments have no significant impact on the Company’s consolidated financial statements. The Company has not early adopted any other standards, interpretations or amendments that has been issued but is not yet effective.
Amendments to IFRS 16—Lease Liability in a Sale and Leaseback
The amendments to IFRS 16 specify the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains.
Amendments to IAS 1—Classification of Liabilities as Current or
Non-current
The amendments to IAS 1 specify the requirements for classifying liabilities as current or non-current.
The amendments clarify:

•	what is meant by a right to defer settlement;

•	that a right to defer must exist at the end of the reporting period;

•	that classification is unaffected by the likelihood that an entity will exercise its deferral right; and

•
that if under the condition that an entity settles the liability by transferring its equity instruments, the option is classified as equity instrument and the option is recognized separate from the liability as a component of equity for hybrid financial instrument, there is no impact on current or non-current
classification.

In addition, an entity is required to disclose when a liability arising from a loan agreement is classified as non-current
and the entity’s right to defer settlement is contingent on compliance with future covenants within twelve months.
Amendments to IAS 7 and IFRS 7—Supplier Finance Arrangements
The amendments to IAS 7
Statement of Cash Flows
and IFRS 7
Financial Instruments
:
Disclosures
clarify the characteristics of supplier finance arrangements and require additional disclosure of such arrangements. The disclosure requirements in the amendments are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.